Subsequent Events	12 Months Ended
Jul. 01, 2017
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
Kate Spade Acquisition
On July 11, 2017, the Company completed its acquisition of Kate Spade & Company for $18.50 per share in cash for a total of $2.4 billion. As a result, Kate Spade has become a wholly owned subsidiary of Tapestry, Inc. The combination of Tapestry, Inc. and Kate Spade & Company creates a leading New York-based luxury lifestyle company with a more diverse multi-brand portfolio supported by significant expertise in handbag design, merchandising, supply chain and retail operations as well as solid financial acumen. Refer to Note 11, "Commitments and Contingencies," for more information.
Term Loan Borrowings and Bridge Credit Facility
On July 10, 2017, the Company borrowed $800.0 million under the six-month term loan credit facility and $300.0 million under the three-year term loan credit facility, for a total of $1.1 billion. In connection with the closing of the Kate Spade acquisition on July 11, 2017, the remaining Bridge Facility terminated in accordance with its terms. Refer to Note, 10, "Debt," for more information.